Acquisition of Subsidiary (Details) - ZAR (R) R in Thousands		12 Months Ended
	Sep. 01, 2021	Feb. 28, 2022
Acquisition of Subsidiary (Details) [Line Items]
Acquisition of subsidiary, description	the Group acquired 70.1% of the shares and voting interests in Picup, for a consideration of ZAR 70.1 million, recognizing a goodwill of ZAR 58.3 million. The principal activity of Picup is that of providing a technology platform focused on last mile delivery.From the date of acquisition to February 28, 2022, Picup contributed revenue of ZAR 42.0 million and net loss of ZAR 2.1 million to the Group’s results. If the acquisition had occurred on March 1, 2021, management estimates the contribution to the Group’s revenue and net loss would have been ZAR 68.9 million and ZAR 10.6 million respectively.
Picup Technoligies Proprietary Limited [Member]
Acquisition of Subsidiary (Details) [Line Items]
Trade and other receivable		R 11,000
Voting interest rate		13.00%
Purple rain Properties No.444 Proprietary Limited [Member]
Acquisition of Subsidiary (Details) [Line Items]
Voting interest rate		100.00%
Total consideration amount		R 100